RESTRICTED CASH, CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of restricted cash and cash and cash equivalents

Amounts in $ ‘000	2023	2022
Restricted cash (non-current)	1,528	1,099
Restricted cash (current)	—	213
Cash and cash equivalents	61,741	207,342
Total restricted cash, cash and cash equivalents	63,269	208,654